Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2022
Entity Registrant Name	Dreyfus Cash Management
Entity Central Index Key	0000759667
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 25, 2022
Document Effective Date	Jun. 01, 2022
Prospectus Date	Jun. 01, 2022
Administrative Shares Prospectus | DREYFUS CASH MANAGEMENT | administrative shares
Prospectus:
Trading Symbol	DACXX
Administrative Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Administrative Shares
Prospectus:
Trading Symbol	DAGXX
Administrative Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Administrative Shares
Prospectus:
Trading Symbol	DAPXX
Administrative Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DTAXX
Administrative Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Administrative Shares
Prospectus:
Trading Symbol	DARXX
Institutional Shares Prospectus | DREYFUS CASH MANAGEMENT | Institutional Shares
Prospectus:
Trading Symbol	DICXX
Institutional Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus:
Trading Symbol	DIPXX
Institutional Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DTRXX
Institutional Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Institutional Shares
Prospectus:
Trading Symbol	DIRXX
Institutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus:
Trading Symbol	DEIXX
Institutional Shares | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Prospectus:
Trading Symbol	DGCXX
Investor Shares Prospectus | DREYFUS CASH MANAGEMENT | Investor Shares
Prospectus:
Trading Symbol	DVCXX
Investor Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares
Prospectus:
Trading Symbol	DGVXX
Investor Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Investor Shares
Prospectus:
Trading Symbol	DVPXX
Investor Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Investor Shares
Prospectus:
Trading Symbol	DTVXX
Investor Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Investor Shares
Prospectus:
Trading Symbol	DVRXX
Preferred Shares Prospectus | DREYFUS CASH MANAGEMENT | Preferred Shares
Prospectus:
Trading Symbol	DCEXX